UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        2/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             163

Form 13F Information Table Value Total:  $443,882,936.63
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
Schulman A Inc                           Com            808194104   177890.82     8399          SOLE                Sole      0    0
Regency Ctrs Corp 7.25% Pfd Series D     Com            758849509   180216.00     7200          SOLE                Sole      0    0
Copano Energy                            Com            217202100   181260.00     5300          SOLE                Sole      0    0
United Technologies                      Com            913017109   184332.98     2522          SOLE                Sole      0    0
Pebblebrook Hotel Tr 7.875% Pfd Series A Com            70509V209   187073.35     7850          SOLE                Sole      0    0
AT&T                                     Com            00206r102   189876.96     6279          SOLE                Sole      0    0
San Juan Basin Royalty Trust             Com            798241105   191184.00     8400          SOLE                Sole      0    0
Gilead Sciences                          Com            375558103   196054.70     4790          SOLE                Sole      0    0
Transcanada                              Com            89353D107   196515.00     4500          SOLE                Sole      0    0
Leucadia National                        Com            527288104   197110.32     8668          SOLE                Sole      0    0
ConAgra Foods                            Com            205887102   204600.00     7750          SOLE                Sole      0    0
Essex Property Trust                     Com            297178105   210765.00     1500          SOLE                Sole      0    0
Oracle Systems                           Com            68389X105   216255.15     8431          SOLE                Sole      0    0
Cedar Shopping Centers 8.875% Pfd        Com            150602308   238769.65    10045          SOLE                Sole      0    0
Series A
Vornado Realty Tr 6.625% Pfd Series I    Com            929042877   246232.25     9775          SOLE                Sole      0    0
Silicon Image Inc                        Com            82705t102   249100.00    53000          SOLE                Sole      0    0
Duke Realty Corp 6.95% Pfd Series M      Com            264411729   254765.00    10150          SOLE                Sole      0    0
Corporate Office Prop Tr 7.625% Series J Com            22002T702   256678.97    10350          SOLE                Sole      0    0
Teco Energy                              Com            872375100   258370.86    13499          SOLE                Sole      0    0
First Potomac Realty 7.750% Pfd Series A Com            33610F307   265116.50    10450          SOLE                Sole      0    0
Boston Beer Co - Cl A                    Com            100557107   268686.00     2475          SOLE                Sole      0    0
Equity Residential                       Com            29476L107   276595.50     4850          SOLE                Sole      0    0
Kite Realty Group Tr 8.25% Pfd Series A  Com            49803t201   280815.00    12125          SOLE                Sole      0    0
General Electric                         Com            369604103   295120.98    16478          SOLE                Sole      0    0
Scotts Miracle Gro Co                    Com            810186106   296481.50     6350          SOLE                Sole      0    0
Morgan Stanley                           Com            617446448   309786.75    20475          SOLE                Sole      0    0
Chatham Lodging Trust                    Com            16208t102   314776.00    29200          SOLE                Sole      0    0
Weingarten Realty 6.5% Pfd Series F      Com            948741889   333137.75    13225          SOLE                Sole      0    0
Oncothyreon                              Com            682324108   340417.80    44910          SOLE                Sole      0    0
ConocoPhillips                           Com            20825c104   346278.24     4752          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                 Com            25243q205   348368.70     3985          SOLE                Sole      0    0
US Bancorp 7.189% Pfd Series A           Com            902973866   355410.00      495          SOLE                Sole      0    0
HCP Inc 7.1% Pfd Series F                Com            40414l208   359834.50    14150          SOLE                Sole      0    0
JP Morgan Chase                          Com            46625h100   374960.25    11277          SOLE                Sole      0    0
Unilever                                 Com            904767704   384139.20    11460          SOLE                Sole      0    0
Digital Realty Trust 7.0% Pfd Series E   Com            253868707   387840.00    15150          SOLE                Sole      0    0
Verizon                                  Com            92343v104   388441.84     9682          SOLE                Sole      0    0
Itron                                    Com            465741106   397583.55    11115          SOLE                Sole      0    0
Apartment Investment 7.75% Pfd Series U  Com            03748r820   399726.00    15900          SOLE                Sole      0    0
Chevron                                  Com            166764100   406128.80     3817          SOLE                Sole      0    0
Lexington Realty Trust 8.05% Pfd Series  Com            529043200   419305.46    16806          SOLE                Sole      0    0
B
Plum Creek Timber                        Com            729251108   424096.00    11600          SOLE                Sole      0    0
Dupont Fabros Tech 7.875% Pfd Series A   Com            26613q205   426242.25    16975          SOLE                Sole      0    0
PS Business Parks 6.875% Pfd Series R    Com            69360J883   430728.50    16102          SOLE                Sole      0    0
Kilroy Realty Corp 7.5% Pfd Series F     Com            49427f504   456203.40    18255          SOLE                Sole      0    0
Public Storage 6.35% Pfd Series R        Com            74460d125   461506.50    17150          SOLE                Sole      0    0
Prologis 6.50% Pfd Series L              Com            74340w509   467976.00    20400          SOLE                Sole      0    0
Veeco Instruments Inc                    Com            922417100   479752.00    23065          SOLE                Sole      0    0
Edelman Financial Group                  Com            27943q105   506218.50    77050          SOLE                Sole      0    0
Southern                                 Com            842587107   509190.00    11000          SOLE                Sole      0    0
Nordic American Tanker Shipping          Com            g65773106   515210.30    42970          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)   Com            948741848   536784.00    22366          SOLE                Sole      0    0
S L Green Realty Corp 7.625% Pfd Series  Com            78440x309   540625.00    21625          SOLE                Sole      0    0
C
Pfizer                                   Com            717081103   569283.48    26307          SOLE                Sole      0    0
Hersha Hospitality 8.0% Pfd Series B     Com            427825302   574047.50    25975          SOLE                Sole      0    0
Parkway Properties Inc 8.0% Pfd Series D Com            70159q401   592317.00    25575          SOLE                Sole      0    0
Hershey                                  Com            427866108   648690.00    10500          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
Cisco                                    Com            17275R102   668508.00    36975          SOLE                Sole      0    0
Host Hotels & Resorts                    Com            44107P104   744186.45    50385          SOLE                Sole      0    0
Glimcher Realty Trust 8.125% Pfd Series  Com            379302409   759304.00    31850          SOLE                Sole      0    0
G
Dendreon Corp                            Com            24823Q107   766049.60   100796          SOLE                Sole      0    0
Magellan Midstream Partners LP           Com            559080106   766290.00    11125          SOLE                Sole      0    0
Laboratory Crp of Amer                   Com            50540r409   773730.00     9000          SOLE                Sole      0    0
Parkway Properties                       Com            70159q104   809259.50    82075          SOLE                Sole      0    0
Cameron International                    Com            13342B105   809667.40    16460          SOLE                Sole      0    0
Education Realty Trust Inc               Com            28140h104   819729.90    80130          SOLE                Sole      0    0
Associated Estates Realty Corp           Com            045604105   932038.25    58435          SOLE                Sole      0    0
Calpine                                  Com            131347304   994088.75    60875          SOLE                Sole      0    0
Pebblebrook Hotel Trust                  Com            70509v100  1057585.20    55140          SOLE                Sole      0    0
Brookfield Properties Corporation        Com            112900105  1070010.60    68415          SOLE                Sole      0    0
Thermo Fisher Scientific                 Com            883556102  1083102.45    24085          SOLE                Sole      0    0
Public Storage Inc                       Com            74460D109  1084419.90     8065          SOLE                Sole      0    0
BP PLC ADR                               Com            055622104  1087989.44    25456          SOLE                Sole      0    0
Prologis                                 Com            74340W103  1088564.25    38075          SOLE                Sole      0    0
Public Storage 6.875% Pfd Series M       Com            74460d232  1101603.25    43285          SOLE                Sole      0    0
Hudson Pac Property Inc                  Com            444097109  1114887.60    78735          SOLE                Sole      0    0
Hersha Hospitality Trust                 Com            427825104  1117446.80   228985          SOLE                Sole      0    0
3M                                       Com            88579Y101  1167513.05    14285          SOLE                Sole      0    0
CVR Partners LP                          Com            126633106  1269543.00    51150          SOLE                Sole      0    0
Starwood Htls & Resorts                  Com            85590A401  1364746.50    28450          SOLE                Sole      0    0
Ventas Inc                               Com            92276f100  1379407.73    25021          SOLE                Sole      0    0
Digital Realty Trust Inc                 Com            253868103  1410070.50    21150          SOLE                Sole      0    0
Extra Space Storage Inc                  Com            30225t102  1433810.25    59175          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)  Com            94979b204  1465230.00    57800          SOLE                Sole      0    0
HCP Inc                                  Com            40414L109  1523834.30    36781          SOLE                Sole      0    0
BRE Properties, Inc.                     Com            05564e106  1692089.60    33520          SOLE                Sole      0    0
Douglas Emmett Inc                       Com            25960P109  1709908.80    93745          SOLE                Sole      0    0
Enterprise Products Partners             Com            293792107  1762857.42    38009          SOLE                Sole      0    0
Cullen Frost Bankers                     Com            229899109  1841003.45    34795          SOLE                Sole      0    0
Xilinx                                   Com            983919101  1860281.50    58025          SOLE                Sole      0    0
Sempra Energy                            Com            816851109  1884300.00    34260          SOLE                Sole      0    0
Emerson Electric                         Com            291011104  1970757.00    42300          SOLE                Sole      0    0
Coresite Realty Corp                     Com            21870q105  2009650.50   112775          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd   Com            842400756  2025433.31    20267          SOLE                Sole      0    0
Glimcher Realty Trust                    Com            379302102  2067010.00   224675          SOLE                Sole      0    0
American Assets Tr Inc                   Com            024013104  2072227.85   101035          SOLE                Sole      0    0
Merck                                    Com            58933y105  2076252.10    55073          SOLE                Sole      0    0
Wal-Mart                                 Com            931142103  2083532.40    34865          SOLE                Sole      0    0
Ultra Petroleum Corp                     Com            903914109  2086100.15    70405          SOLE                Sole      0    0
NuStar Energy LP                         Com            67058h102  2172061.10    38335          SOLE                Sole      0    0
Cyberonics                               Com            23251P102  2202625.00    65750          SOLE                Sole      0    0
Cree Inc Com                             Com            225447101  2249622.80   102070          SOLE                Sole      0    0
Pepsico                                  Com            713448108  2272354.80    34248          SOLE                Sole      0    0
Avalonbay Cmntys Inc                     Com            053484101  2294642.00    17570          SOLE                Sole      0    0
Bank of America                          Com            060505104  2337368.40   420390          SOLE                Sole      0    0
Vornado Realty Trust                     Com            929042109  2518522.89    32768          SOLE                Sole      0    0
Western Gas Partners LP                  Com            958254104  2590517.90    62770          SOLE                Sole      0    0
Novartis AG ADR                          Com            66987v109  2670124.85    46705          SOLE                Sole      0    0
UDR Inc Com                              Com            902653104  2846967.50   113425          SOLE                Sole      0    0
Waste Management                         Com            94106L109  2912007.75    89025          SOLE                Sole      0    0
Loews Corp                               Com            540424108  3026532.90    80386          SOLE                Sole      0    0
Boston Properties Inc                    Com            101121101  3029433.60    30416          SOLE                Sole      0    0
Eastgroup Ppty MD Corp                   Com            277276101  3107515.60    71470          SOLE                Sole      0    0
Weingarten Realty Investors              Com            948741103  3233069.40   148170          SOLE                Sole      0    0
Applied Materials                        Com            038222105  3323109.51   310281          SOLE                Sole      0    0
Canadian Natural Resources               Com            136385101  3402800.09    91057          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
Sovran Self Storage Inc.                 Com            84610H108  3455843.30    80990          SOLE                Sole      0    0
US Bancorp Float Rate Pfd                Com            902973155  3513111.98   160595          SOLE                Sole      0    0
3.5%min(c041511)
Macerich Company                         Com            554382101  3575802.41    70668          SOLE                Sole      0    0
Alere                                    Com            01449j105  3710309.01   160689          SOLE                Sole      0    0
Symantec                                 Com            871503108  3899948.70   249198          SOLE                Sole      0    0
Camden Property Trust                    Com            133131102  4000164.80    64270          SOLE                Sole      0    0
Waters                                   Com            941848103  4471953.55    60391          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA    Com            833635105  4857539.25    90205          SOLE                Sole      0    0
Rogers                                   Com            775109200  4906366.55   127405          SOLE                Sole      0    0
Coca Cola                                Com            191216100  4943450.47    70651          SOLE                Sole      0    0
Wells Fargo                              Com            949746101  4952697.36   179706          SOLE                Sole      0    0
EOG Resources                            Com            26875p101  4960963.60    50360          SOLE                Sole      0    0
Google Cl A                              Com            38259p508  5321570.10     8239          SOLE                Sole      0    0
Varian Medical Systems                   Com            92220p105  5322066.40    79280          SOLE                Sole      0    0
Starwood Htls & Resorts                  Com            85590A401  5371872.48   111984          SOLE                Sole      0    0
Simon Ppty Group New                     Com            828806109  5374635.55    41683          SOLE                Sole      0    0
FMC Corp                                 Com            302491303  5557839.84    64596          SOLE                Sole      0    0
Bruker                                   Com            116794108  5611716.18   451829          SOLE                Sole      0    0
BorgWarner                               Com            099724106  5711741.40    89610          SOLE                Sole      0    0
CVS                                      Com            126650100  6117122.34   150003          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B              Com            084670702  6182207.50    81025          SOLE                Sole      0    0
Greenlight Capital                       Com            G4095J109  6235222.41   263423          SOLE                Sole      0    0
Tractor Supply                           Com            892356106  6429949.00    91660          SOLE                Sole      0    0
National Oilwell Varco                   Com            637071101  6436817.27    94673          SOLE                Sole      0    0
Nestle SA Spons ADR                      Com            641069406  6550852.68   113439          SOLE                Sole      0    0
Vodafone PLC ADR                         Com            92857w209  6653172.77   237359          SOLE                Sole      0    0
Cummins                                  Com            231021106  6794967.96    77198          SOLE                Sole      0    0
Goldman Sachs                            Com            38141g104  7018543.59    77613          SOLE                Sole      0    0
BE Aerospace                             Com            073302101  7145943.42   184602          SOLE                Sole      0    0
Teva Pharmaceutical ADR                  Com            881624209  7433666.24   184184          SOLE                Sole      0    0
Corning                                  Com            219350105  7455101.94   574353          SOLE                Sole      0    0
Monsanto                                 Com            61166w101  7496859.37   106991          SOLE                Sole      0    0
Hain Celestial Group                     Com            405217100  7757439.30   211605          SOLE                Sole      0    0
Exxon Mobil                              Com            30231G102  7831145.92    92392          SOLE                Sole      0    0
Aetna                                    Com            00817y108  7855735.81   186199          SOLE                Sole      0    0
Costco Wholesale                         Com            22160k105  8030798.20    96385          SOLE                Sole      0    0
Altera                                   Com            021441100  8170273.30   220223          SOLE                Sole      0    0
Schlumberger                             Com            806857108  8601595.20   125920          SOLE                Sole      0    0
Life Technologies                        Com            53217v109  8684867.64   223204          SOLE                Sole      0    0
Dow Chemical                             Com            260543103  8713445.96   302971          SOLE                Sole      0    0
Microsoft                                Com            594918104  9006250.88   346928          SOLE                Sole      0    0
American Tower Corp Cl A                 Com            03027x100  9633585.33   160533          SOLE                Sole      0    0
Johnson & Johnson                        Com            478160104  9912285.81   151148          SOLE                Sole      0    0
Procter & Gamble                         Com            742718109 10610625.76   159056          SOLE                Sole      0    0
Apple Computer                           Com            037833100 12199815.00    30123          SOLE                Sole      0    0
Halliburton                              Com            406216101 12819429.70   371470          SOLE                Sole      0    0
Qualcomm                                 Com            747525103 13887454.80   253884          SOLE                Sole      0    0